Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net loss	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ (5,108)	$ (3,488)
Denominator:
weighted average number of shares (in Shares)	250,847	252,462	251,655	252,462	252,462	252,371
Basic net profit per ordinary share (in Dollars per share)	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net loss	$ (110,575)	$ 162,948	$ (310,793)	$ 476,143	$ 263,073	$ 584,025
Less – interest earned on Investment held in Trust Account	75,305	318,002	149,236	1,063,043	1,364,444	1,685,666
Net loss excluding interest	(185,880)	(155,054)	(460,029)	(586,900)	(1,101,371)	(1,101,641)
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share Subject to Possible Redemption [Member]
Numerator:
Net loss excluding interest	(24,737)	(67,544)	(61,220)	(351,654)	(498,567)	(852,835)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	$ 113,930	$ 558,002	$ 226,486	$ 1,463,043	1,908,820	1,685,666
Total					$ 1,410,253	$ 832,831
Denominator:
weighted average number of shares (in Shares)	515,019	2,589,567	515,019	5,015,185	2,774,850	11,500,000
Basic net profit per ordinary share (in Dollars per share)	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Share [Member]
Numerator:
Net loss excluding interest	$ (161,143)	$ (87,510)	$ (398,809)	$ (235,246)	$ (602,804)	$ (248,806)
Denominator:
weighted average number of shares (in Shares)	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000
Basic net profit per ordinary share (in Dollars per share)	$ (0.06)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)
Numerator:
Accretion	$ (38,625)	$ (240,000)	$ (77,250)	$ (400,000)	$ (544,376)